Statement of Changes In Stockholders' Equity - USD ($)	Total	Groop Internet Platform Inc [Member]	Class A Common Stock	Class B Common Stock	Convertible Preferred Stock [Member] Groop Internet Platform Inc [Member]	Additional Paid-in Capital	Additional Paid-in Capital Groop Internet Platform Inc [Member]	Accumulated Deficit	Accumulated Deficit Groop Internet Platform Inc [Member]	Preferred Stock [Member] Convertible Preferred Stock [Member] Groop Internet Platform Inc [Member]	Common Stock [Member] Groop Internet Platform Inc [Member]
Beginning balance, value at Dec. 31, 2018										$ 60,078,000
Beginning balance, shares at Dec. 31, 2018										64,739,841
Beginning balance, value at Dec. 31, 2018		$ (54,214,000)					$ 3,108,000		$ (57,332,000)		$ 10,000
Beginning balance, shares at Dec. 31, 2018											10,328,080
Sale of 41,400,000 Units, net of underwriting discounts, warrant liabilities and other offering costs , shares										18,655,963
Sale of 41,400,000 Units, net of underwriting discounts, warrant liabilities and other offering costs , value										$ 51,204,000
Issuance of series D convertible preferred stock, net of issuance costs , Shares										18,655,963
Issuance of series D convertible preferred stock, net of issuance costs , Value										$ 51,204,000
Exercise of stock options , Shares											1,331,565
Exercise of stock options , Value		297,000					296,000				$ 1,000
Stock-based compensation		3,404,000					3,404,000
Net loss		(29,086,000)							(29,086,000)
Ending balance, value at Dec. 31, 2019		$ (79,599,000)					6,808,000		(86,418,000)		$ 11,000
Ending balance, shares at Dec. 31, 2019		11,659,645									11,659,645
Ending balance, value at Dec. 31, 2019										$ 111,282,000
Ending balance, shares at Dec. 31, 2019					83,395,815					83,395,815
Exercise of stock options , Shares											107,574
Exercise of stock options , Value		$ 54,000					54,000
Stock-based compensation		401,000					401,000
Net loss		(7,900,000)							(7,900,000)
Ending balance, value at Mar. 31, 2020	$ (24,000)	(87,044,000)		$ 1,035		$ 23,965	7,263,000	$ (1,000)	(94,318,000)		$ 11,000
Ending balance, shares at Mar. 31, 2020	10,350,000										11,767,219
Ending balance, value at Mar. 31, 2020										$ 111,282,000
Ending balance, shares at Mar. 31, 2020										83,395,815
Beginning balance, value at Dec. 31, 2019										$ 111,282,000
Beginning balance, shares at Dec. 31, 2019					83,395,815					83,395,815
Beginning balance, value at Dec. 31, 2019		$ (79,599,000)					6,808,000		(86,418,000)		$ 11,000
Beginning balance, shares at Dec. 31, 2019		11,659,645									11,659,645
Exercise of stock options , Shares		167,315									167,315
Exercise of stock options , Value		$ 94,000					94,000
Stock-based compensation		2,977,000					2,977,000
Net loss		(22,370,000)							(22,370,000)
Ending balance, value at Dec. 31, 2020	$ 5,000,003	$ (98,898,000)	$ 774	$ 1,035		32,234,102	9,879,000	(27,235,908)	(108,788,000)		$ 11,000
Ending balance, shares at Dec. 31, 2020		11,826,960	7,742,528	10,350,000							11,826,960
Ending balance, value at Dec. 31, 2020	$ 336,574,720		$ 336,574,720							$ 111,282,000
Ending balance, shares at Dec. 31, 2020	33,657,472		33,657,472		83,395,815					83,395,815
Beginning balance, value at Feb. 05, 2020
Beginning balance, shares at Feb. 05, 2020	0
Issuance of Class B common stock to initial stockholders, shares				10,350,000
Issuance of Class B common stock to initial stockholders , value	$ 25,000			$ 1,035		23,965
Net loss	(1,000)			(1,000)				(1,000)
Ending balance, value at Mar. 31, 2020	$ (24,000)	$ (87,044,000)		$ 1,035		23,965	7,263,000	(1,000)	(94,318,000)		$ 11,000
Ending balance, shares at Mar. 31, 2020	10,350,000										11,767,219
Ending balance, value at Mar. 31, 2020										$ 111,282,000
Ending balance, shares at Mar. 31, 2020										83,395,815
Beginning balance, value at Feb. 05, 2020
Beginning balance, shares at Feb. 05, 2020	0
Net loss	$ (4,609,798)
Ending balance, value at Jun. 30, 2020	359,200,830
Beginning balance, value at Feb. 05, 2020
Beginning balance, shares at Feb. 05, 2020	0
Net loss	$ (5,664,512)
Ending balance, value at Sep. 30, 2020	358,146,110
Beginning balance, value at Feb. 05, 2020
Beginning balance, shares at Feb. 05, 2020	0
Issuance of Class B common stock to initial stockholders, shares				10,350,000
Issuance of Class B common stock to initial stockholders , value	$ 25,000			$ 1,035		23,965
Sale of 41,400,000 Units, net of underwriting discounts, warrant liabilities and other offering costs , shares	41,400,000		41,400,000
Sale of 41,400,000 Units, net of underwriting discounts, warrant liabilities and other offering costs , value	$ 368,785,631		$ 4,140			368,781,491
Class A Common stock subject to possible redemption , shares			(33,657,472)
Class A Common stock subject to possible redemption , value	$ (336,574,720)		$ (3,366)			(336,571,354)
Issuance of series D convertible preferred stock, net of issuance costs , Shares	41,400,000		41,400,000
Issuance of series D convertible preferred stock, net of issuance costs , Value	$ 368,785,631		$ 4,140			368,781,491
Net loss	(27,235,908)			(27,235,908)				(27,235,908)
Ending balance, value at Dec. 31, 2020	5,000,003	$ (98,898,000)	$ 774	$ 1,035		32,234,102	9,879,000	(27,235,908)	(108,788,000)		$ 11,000
Ending balance, shares at Dec. 31, 2020		11,826,960	7,742,528	10,350,000							11,826,960
Ending balance, value at Dec. 31, 2020	$ 336,574,720		$ 336,574,720							$ 111,282,000
Ending balance, shares at Dec. 31, 2020	33,657,472		33,657,472		83,395,815					83,395,815
Beginning balance, value at Mar. 31, 2020										$ 111,282,000
Beginning balance, shares at Mar. 31, 2020										83,395,815
Beginning balance, value at Mar. 31, 2020	$ (24,000)	$ (87,044,000)		$ 1,035		23,965	7,263,000	(1,000)	(94,318,000)		$ 11,000
Beginning balance, shares at Mar. 31, 2020	10,350,000										11,767,219
Net loss	$ (4,608,798)
Ending balance, value at Jun. 30, 2020	359,200,830
Net loss	(1,054,714)
Ending balance, value at Sep. 30, 2020	358,146,110
Beginning balance, value at Dec. 31, 2020	$ 336,574,720		$ 336,574,720							$ 111,282,000
Beginning balance, shares at Dec. 31, 2020	33,657,472		33,657,472		83,395,815					83,395,815
Beginning balance, value at Dec. 31, 2020	$ 5,000,003	$ (98,898,000)	$ 774	$ 1,035		32,234,102	9,879,000	(27,235,908)	(108,788,000)		$ 11,000
Beginning balance, shares at Dec. 31, 2020		11,826,960	7,742,528	10,350,000							11,826,960
Change in value of common stock subject to possible redemption,Shares			(1,036,113)
Change in value of common stock subject to possible redemption,Value	(10,361,130)		$ (103)			(10,361,027)
Exercise of stock options , Shares		603,914									603,914
Exercise of stock options , Value		$ 797,000					796,000				$ 1,000
Stock-based compensation		1,513,000					1,513,000
Issuance of warrants		125,000					125,000
Net loss	10,361,129	(12,738,000)		$ 10,361,129				10,361,129	(12,738,000)
Ending balance, value at Mar. 31, 2021	$ 5,000,002	$ (109,201,000)	$ 671	$ 1,035		$ 21,873,075	$ 12,313,000	$ (16,874,779)	$ (121,526,000)		$ 12,000
Ending balance, shares at Mar. 31, 2021	10,350,000	12,430,874	6,706,415	10,350,000							12,430,874
Ending balance, value at Mar. 31, 2021			$ 346,935,850							$ 111,282,000
Ending balance, shares at Mar. 31, 2021	34,693,585		34,693,585		83,395,815					83,395,815